Other liabilities - Options under Business Combination (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) EquityInstruments Y shares	Dec. 31, 2017 USD ($) EquityInstruments Option Y shares	Dec. 31, 2016 USD ($) Y	Dec. 23, 2015 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares exchanged upon business combination | shares				1
Share options exercised | Option		30,000
Exercised during the period | Option		30,000
Ferroglobe Stock Option Replacement Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options exercised | EquityInstruments	59,980
Outstanding at beginning of the period | EquityInstruments	523,361	629,378
Exercised during the period | EquityInstruments	59,980
Cancelled in lieu of cash settlement | shares	(191,761)
Expired/forfeited during the period | shares		(71,027)
Expired | EquityInstruments	(167,990)	(34,990)
Outstanding at end of the period | EquityInstruments	103,630	523,361
Exercisable | EquityInstruments	103,630
Weighted average exercise price at the beginning of the period	$ 15.12	$ 14.59
Weighted average exercise price, exercised	5.89	6.77
Weighted average exercise price, expired/forfeited	17.99	14.54
Weighted average exercise price of cancelled in lieu of cash settlement	12.54
Weighted average exercise price at the end of the period	19.40	$ 15.12
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 19.40
Weighted average remaining contractual term, outstanding | Y	0.44	0.89	1.75
Weighted average remaining contractual term, exercisable | Y	0.44
Aggregate intrinsic value of options outstanding		$ 1,774,000	$ 580,000
Number of options vested | shares	103,630	515,028
Number of options unvested | shares		8,333
Share based compensation expense	$ 287,000	$ 4,000
Payment settled for equity shares	$ 680,000